Unaudited Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 476,682,552	$ 270,728,008
Cash and cash equivalents segregated under federal and foreign requirements	1,190,513,861	939,232,153
Receivables from brokers, dealers, and clearing organizations	307,518,448	262,093,040
Receivables from customers, net	306,401,011	301,107,428
Prepaid expenses and other current assets	82,585,247	50,344,836
Customer-held fractional shares	127,456,614	108,252,531
Total current assets	2,491,157,733	1,931,757,996
Right-of-use assets	64,192,028	66,293,751
Property and equipment, net	32,894,047	33,629,770
Intangible assets, net	20,477,208	19,415,963
Goodwill	5,197,438	5,197,438
Deferred tax assets	9,727,864	12,374,499
Other non-current assets	1,000,000
Total non-current assets	133,488,585	136,911,421
Total assets	2,624,646,318	2,068,669,417
Liabilities, mezzanine equity, and shareholders' equity (deficit)
Payables due to customers	1,693,545,054	1,378,625,130
Payables due to brokers, dealers, and clearing organizations	3,877,449	1,490,537
Lease liabilities - current portion	3,375,029	4,969,959
Accounts payable and other accrued expenses	55,998,312	61,079,799
Total current liabilities	1,756,795,844	1,446,165,425
Lease liabilities - non-current portion	9,618,423	10,438,555
Unsecured promissory notes	100,000,000
Deferred tax liabilities	5,676,865	5,292,255
Total non-current liabilities	115,295,288	15,730,810
Total liabilities	1,872,091,132	1,461,896,235
Commitments and Contingencies (Note 15)
Mezzanine equity
Total mezzanine equity		2,861,748,733
Shareholders' equity (deficit)
Treasury shares (527,147 and 4,224,356 shares as of June 30, 2025 and December 31, 2024, respectively)
Additional paid in capital	2,987,559,282
Accumulated deficit	(2,231,782,461)	(2,241,054,086)
Accumulated other comprehensive loss	(4,226,213)	(15,195,946)
Total shareholders' equity (deficit)	751,555,450	(2,256,248,639)
Noncontrolling interest	999,736	1,273,088
Total equity (deficit)	752,555,186	(2,254,975,551)
Total liabilities, mezzanine equity, and total equity (deficit)	2,624,646,318	2,068,669,417
Convertible Redeemable Preferred Shares
Mezzanine equity
Total mezzanine equity		2,861,748,733
Class A Ordinary Shares
Shareholders' equity (deficit)
Ordinary shares, value	4,012	1,393
Class B Ordinary Shares
Shareholders' equity (deficit)
Ordinary shares, value	$ 830